INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Write-downs and impairments		$ 62,300,000
Intangible assets	$ 261,419,000	229,951,000	$ 229,951,000
Key assumption used in estimation of unit's recoverable amount, EBITDA multiple	7.5
Decrease factor	0.10
Hosiery and underwear
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 365,300,000	265,500,000
Cash-generating units | Textile And Sewing
Disclosure of detailed information about intangible assets [line items]
Reversal of intangible asset impairment	40,800,000
Impairment loss	0	62,300,000
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16,079,000		$ 17,106,000
Computer software | Internally-generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,700,000	13,600,000
Computer software, assets not yet utilized in operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,200,000	$ 4,400,000